Consolidating Financial Statements (details) - Consolidating Statement of Comprehensive Income (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Consolidating Statement of Comprehensive Income
Net income	$ 617	$ 691
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income	144	714
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income		5
Net changes in benefit plan assets and obligations	17	16
Net changes in unrealized foreign currency translation	41	103
Other comprehensive income before income taxes	202	838
Income tax expense	62	267
Other comprehensive income, net of taxes, before other comprehensive income of subsidiaries	140	571
Other comprehensive income, net of taxes	140	571
Comprehensive income	757	1,262
TPC [Member]
Consolidating Statement of Comprehensive Income
Net income	508	525
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income	93	485
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income	1	2
Net changes in unrealized foreign currency translation	25	94
Other comprehensive income before income taxes	119	581
Income tax expense	37	181
Other comprehensive income, net of taxes, before other comprehensive income of subsidiaries	82	400
Other comprehensive income, net of taxes	82	400
Comprehensive income	590	925
Other Subsidiaries [Member]
Consolidating Statement of Comprehensive Income
Net income	144	205
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income	44	228
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income	(1)	3
Net changes in benefit plan assets and obligations		1
Net changes in unrealized foreign currency translation	16	9
Other comprehensive income before income taxes	59	241
Income tax expense	16	79
Other comprehensive income, net of taxes, before other comprehensive income of subsidiaries	43	162
Other comprehensive income, net of taxes	43	162
Comprehensive income	187	367
TRV [Member]
Consolidating Statement of Comprehensive Income
Net income	617	691
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income	7	1
Net changes in benefit plan assets and obligations	17	15
Other comprehensive income before income taxes	24	16
Income tax expense	9	7
Other comprehensive income, net of taxes, before other comprehensive income of subsidiaries	15	9
Other comprehensive income of subsidiaries	125	562
Other comprehensive income, net of taxes	140	571
Comprehensive income	757	1,262
Eliminations [Member]
Consolidating Statement of Comprehensive Income
Net income	(652)	(730)
Other comprehensive income of subsidiaries	(125)	(562)
Other comprehensive income, net of taxes	(125)	(562)
Comprehensive income	$ (777)	$ (1,292)